Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, by level within the fair value hierarchy (in thousands):
	Fair value measured as of September 30, 2023
	Fair value at September 30, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$1,149	$1,096	$—	$53
	Fair value measured as of December 31, 2023
	Fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liabilities	$129	$—	$—	$129

Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents changes in Level 3 liabilities measured at fair value for the three and nine months ended September 30, 2023 and 2022 (in thousands):
Balance – January 1, 2023	$129
Change in fair value	(16)
Balance – March 31, 2023	$113
Change in fair value	81
Balance – June 30, 2023	$194
Change in fair value	(141)
Balance – September 30, 2023	$53
Balance – January 1, 2022	$186
Change in fair value	(66)
Balance – March 31, 2022	$120
Change in fair value	38
Balance – June 30, 2022	$158
Change in fair value	(22)
Balance – September 30, 2022	$136

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs	The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:
	September 30, 2023	December 31, 2022
Strike price (per share)	$7.60	$7.60
Contractual term (years)	3.7	4.5
Volatility (annual)	70.0%	72.6%
Risk-free rate	4.5%	4.0%
Dividend yield (per share)	0.0%	0.0%

Rosecliff Acquisition Corp I [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities That Are Measured At Fair Value on a Recurring Basis
Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account – Money Market Funds primarily invested in U.S. Treasury Securities	1	$—	1	$253,027,240
Description	Level	December 31, 2022	Level	December 31, 2021
Liabilities:
Warrant Liability – Public Warrants	2	$253,000	1	$6,493,666
Warrant Liability – Private Placement Warrants	2	$141,200	2	$3,648,976